SHARE-BASED COMPENSATION - Disclosure of share options and average life (Details) shares in Thousands, Share in Thousands	12 Months Ended
	Dec. 31, 2020 $ / shares	Dec. 31, 2020 Share	Dec. 31, 2020 shares	Dec. 31, 2019 Share	Dec. 31, 2018 Share
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price, option		8,969	8,969	10,756	10,337
Exercise price, Average life (years)	2 years 2 months 1 day
$0.38 to $0.75 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price, option | shares			2,670
Exercise price, Average life (years)	2 years 6 months 7 days
$0.38 to $0.75 [Member] | Bottom of range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	$ 0.38
$0.38 to $0.75 [Member] | Top of range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	$ 0.75
$0.76 to $1.00 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price, option | shares			2,823
Exercise price, Average life (years)	3 years 10 days
$0.76 to $1.00 [Member] | Bottom of range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	$ 0.76
$0.76 to $1.00 [Member] | Top of range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	$ 1.00
$1.01 to $1.38 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price, option | shares			1,928
Exercise price, Average life (years)	1 year 5 months 19 days
$1.01 to $1.38 [Member] | Bottom of range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	$ 1.01
$1.01 to $1.38 [Member] | Top of range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	$ 1.38
$1.39 to $2.86 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price, option | shares			1,548
Exercise price, Average life (years)	1 year 6 months 18 days
$1.39 to $2.86 [Member] | Bottom of range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	$ 1.39
$1.39 to $2.86 [Member] | Top of range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	$ 2.86